INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of income tax expense (benefit)
	December 31,
	2021	2020
Deferred:
Federal	$(277,000)	$39,000
State	(47,000)	(10,000)
	(324,000)	29,000
Change in valuation allowance	324,000	(29,000)
	$0	$0

Schedule of deferred tax assets and liabilities
	December 31,
	2021	2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$1,956,000	$1,550,000
Defined benefit pension liability	0	60,000
Operating Lease ROU	(10,000)	(30,000)
Operating Lease Liability	10,000	30,000
Deferred Revenue	0	11,000
Property and Equipment	(14,000)	0
Reserves and accrued expenses payable	296,000	293,000
Gross deferred tax asset	2,238,000	1,914,000
Deferred tax asset valuation allowance	(2,238,000)	(1,914,000)
Net deferred tax asset	$0	$0

Schedule of effective income tax rate reconciliation
	December 31,
	2021	2020
Statutory U.S. federal tax rate	21.0%	21.0%

Change in valuation allowance	(20.7)	(4.2)
Net operating loss carryforward expiration	(5.9)	13.4
State taxes	3.0	(1.5)

Expired stock-based compensation	1.1	1.0
Forgiveness of PPP Loan	1.6	(29.9)
Other permanent non-deductible items	(0.1)	0.2
Effective income tax rate	0.0%	0.0%